DUE TO BANKS AND CORRESPONDENTS - Additional information (Details) S/ in Thousands, $ in Millions		Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)		Jan. 31, 2018 USD ($)	Jan. 01, 2018 PEN (S/)
Disclosure Of Deposits From Banks Explanatory [Line Items]
Loans received									S/ 95,770,509
Promotional credit lines			S/ 2,938,981			S/ 2,389,086
International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			S/ 5,654,014			S/ 5,460,725
International funds and others [Member] | Bottom of range [member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate		3.17%	3.17%		1.00%	1.00%
International funds and others [Member] | Top of range [member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate		8.67%	8.67%		8.67%	8.67%
Promotional credit lines [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Secured bank loans received			S/ 8,593,000			S/ 7,849,800
Promotional credit lines			S/ 2,939,000			S/ 2,389,100
Promotional credit lines [Member] | Bottom of range [member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate		4.20%	4.20%		4.20%	4.20%
Promotional credit lines [Member] | Top of range [member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate		7.60%	7.60%		7.75%	7.75%
Wells Fargo Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $					$ 250.0
Wells Fargo Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		$ 190.0	S/ 730,074	[1]	250.0	S/ 843,250	[1]
Loans received			629,700			843,300
Bank of America, N.A. [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $					150.0
Bank of America, N.A. [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		300.0	994,200		150.0	505,950
Loans received			994,200			506,000
Citibank N.A. [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $								$ 350.0
Citibank N.A. [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		200.0	662,800		350.0	1,180,550
Loans received			662,800			1,180,600
Sumitomo Mitsui Banking Corporation [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $					100.0
Sumitomo Mitsui Banking Corporation [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		297.0	984,258		100.0	337,300
Loans received			984,300			337,300
Corporacion Andina de Fomento [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings | $		100.0			100.0
Loans received			331,400			337,300
Standard Chartered Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			86,827		$ 100.0	404,760
Loans received						337,300
Bank of New York Mellon [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		$ 100.0	331,400	[2]
Loans received						331,400
Caja Municipal de Ahorro y Crdito de Arequipa S.A. [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			140,000
International Finance Corporation (IFC) | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			91,558			183,391
Corporacin Financiera de Desarrollo Member | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[3]		406,710			340,572
Scotiabank Peru S.A.A [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[4]		100,000			100,000
Wachovia Bank N.A. | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			0			84,325
Banco de la Nacin | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			0			75,000
Banco Internacional del Per S.A.A. (Interbank) | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			50,000
Banco BBVA Per [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			85,000			82,850
Banco Consorcio [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			34,627			79,526
Deutsche Bank [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			0			337,300
Others less than S/51.0 million [Member] | International funds and others [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings			S/ 293,760			S/ 231,351

[1]	(ii) At December 31, 2019, the balance corresponds to three variable rate loans obtained between May and November 2019 for a total of US$297.0 million, equivalent to S/984.3 million (a loan obtained in May 2018 for US$100.0 million, equivalent to S/337.3 million at December 31, 2018); the amounts of which are hedged by four IRS (an IRS at December 31, 2018) for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of the IRS, said loans were economically converted to a fixed rate.The loan that was in effect at December 31, 2018 of US$100.0 million matured during the year of 2019.(iii) At December 31, 2019, balance comprises four variable rate loans obtained between May and July of 2019 for a total of US$190.0 million, equivalent to S/629.7 million (three loans obtained between October 2017 and October 2018 for a total amount of US$250.0 million, equivalent to S/843.3 million, at December 31, 2018), whose amounts are hedged by four IRS (three IRS at December 31, 2018) for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of these IRS, said loans were economically converted to a fixed rate.
[2]	(vi) At December 31, 2019, the balance corresponded to a variable rate loan in U.S. Dollars obtained in August 2019 for US$100.0 million, equivalent to S/331.4
[3]	(v) At December 31, 2019, the balance corresponds to a three variable rate loan obtained between May and November 2019 for US$200.0 million, equivalent to S/662.8 million (four loans obtained between July 2017 and October 2018 for a total amount of US$350.0 million, equivalent to S/1,180.6 million at December 31, 2018); the amounts of which were hedged by three IRS (four IRS at December 31, 2018) for a notional amount equal to the principal and with the same maturity, see Note 13(b). By means of this IRS, said loans were economically converted to a fixed rate.
[4]	(vii) At December 31, 2018, the balance included a variable rate loan obtained in October 2018 for US$100.0 million, equivalent to S/337.